Taxes on Income (Annual) (Detail) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Extraordinary Items, Noncontrolling Interest	$ (1,656,000)	$ (1,663,000)	$ (1,202,000)	$ (7,117,000)
Tax Credit Carryforward, Amount			900,000
Operating Loss Carryforwards			25,600,000
Operating Loss Carryforwards, Expiration Dates			expire in 2019
United States [Member]
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Extraordinary Items, Noncontrolling Interest			1,400,000	6,900,000
Canada [Member]
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Extraordinary Items, Noncontrolling Interest			$ 200,000	$ (0.2)